Finance Receivables -- Net Finance Receivables by Type (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 15,827	$ 17,584
Unearned finance charges and points and fees	(2,198)	(2,263)
Accrued finance charges	143	182
Deferred origination costs	64	56
Net finance receivables	13,836	15,559
Personal loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	15,293	15,353
Unearned finance charges and points and fees	(2,196)	(2,261)
Accrued finance charges	139	147
Deferred origination costs	64	56
Net finance receivables	13,300	13,295
Personal loans | Variable Interest Entity, Primary Beneficiary | Consumer Loan Securitizations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables	11,668	11,448
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		1,672
Unearned finance charges and points and fees	0	0
Accrued finance charges		31
Deferred origination costs	0	0
Net finance receivables	0	1,703
SpringCastle Portfolio | Variable Interest Entity, Primary Beneficiary | Consumer Loan Securitizations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		1,700
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	513	534
Unearned finance charges and points and fees	0
Accrued finance charges	4	4
Deferred origination costs	0	0
Net finance receivables	517	538
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	21	25
Unearned finance charges and points and fees	(2)	(2)
Accrued finance charges	0
Deferred origination costs	0	0
Net finance receivables	$ 19	$ 23